Portfolio of Investments
Columbia Maryland Intermediate Municipal Bond Fund, July 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Municipal Bonds 97.5%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Disposal 2.1%
Maryland Environmental Service
Revenue Bonds
Mid Shore II Regional Landfill
Series 2011
11/01/2024	5.000%	1,030,000	1,041,958
Higher Education 3.6%
Maryland Health & Higher Educational Facilities Authority
Revenue Bonds
Maryland Institute College of Art
Series 2012
06/01/2029	5.000%	1,000,000	1,059,610
Montgomery County Authority
Refunding Revenue Bonds
Series 2014
05/01/2027	5.000%	500,000	578,675
Morgan State University
Refunding Revenue Bonds
Series 2012
07/01/2030	5.000%	150,000	162,528
Total			1,800,813
Hospital 13.1%
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
Anne Arundel Health System
Series 2014
07/01/2029	5.000%	750,000	847,335
Frederick Health System
Series 2020
07/01/2040	4.000%	200,000	227,398
MedStar Health, Inc.
Series 2015
08/15/2033	5.000%	500,000	572,105
Mercy Medical Center
Series 2016A
07/01/2032	5.000%	600,000	695,316
Meritus Medical Center Issue
Series 2015
07/01/2027	5.000%	1,000,000	1,175,740
Peninsula Regional Medical Center
Series 2015
07/01/2034	5.000%	1,000,000	1,125,080
Series 2017B
07/01/2031	5.000%	1,000,000	1,231,610
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
University of Maryland Medical System
Series 2015
07/01/2028	5.000%	500,000	591,460
Total			6,466,044
Local Appropriation 4.5%
County of Prince George’s
Certificate of Participation
Suitland Public Infrastructure
Series 2019
10/01/2035	5.000%	500,000	643,360
University of Maryland Capital Region Health
Series 2018
10/01/2035	5.000%	750,000	972,443
Howard County Housing Commission
Revenue Bonds
Roger Carter Recreation Center Project
Series 2011
06/01/2026	5.000%	585,000	607,136
Total			2,222,939
Local General Obligation 9.2%
City of Baltimore
Unlimited General Obligation Bonds
Series 2017A
10/15/2033	5.000%	750,000	956,850
County of Anne Arundel
Limited General Obligation Bonds
Consolidated General Improvements
Series 2019
10/01/2036	5.000%	500,000	670,060
Consolidated Water and Sewer
Series 2020
10/01/2037	5.000%	500,000	667,980
County of Baltimore
Unlimited General Obligation Bonds
Consolidated Public Improvement Bonds
Series 2020
03/01/2034	4.000%	500,000	630,470
County of Frederick
Unlimited General Obligation Refunding Bonds
Public Facilities
Series 2006
11/01/2021	5.250%	1,500,000	1,595,445
Total			4,520,805
Columbia Maryland Intermediate Municipal Bond Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Maryland Intermediate Municipal Bond Fund, July 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Multi-Family 11.2%
Howard County Housing Commission
Revenue Bonds
General Capital Improvement Program
Series 2015
06/01/2032	4.000%	750,000	823,485
Woodfield Oxford Square Apartments
Series 2017
12/01/2029	5.000%	555,000	695,676
Maryland Economic Development Corp.
Refunding Revenue Bonds
University of Maryland Baltimore County Student Housing
Series 2016 (AGM)
07/01/2030	5.000%	725,000	851,940
University of Maryland College Park Student Housing
Series 2016 (AGM)
06/01/2030	5.000%	875,000	1,026,480
Revenue Bonds
Bowie State University Project
Series 2020
07/01/2040	4.000%	250,000	253,720
Salisbury University Project
Series 2012
06/01/2027	5.000%	1,100,000	1,152,525
Towson University Project
Series 2012
07/01/2027	5.000%	700,000	721,679
Total			5,525,505
Other Bond Issue 0.7%
Maryland Community Development Administration
Revenue Bonds
Capital Fund Securitization
Series 2003 (AGM)
07/01/2021	4.400%	5,000	5,015
Maryland Economic Development Corp.
Revenue Bonds
Baltimore City Project
Subordinated Series 2018C
06/01/2038	4.000%	350,000	319,837
Total			324,852
Refunded / Escrowed 14.7%
City of Baltimore
Revenue Bonds
Water Project
Series 1994A Escrowed to Maturity (FGIC)
07/01/2024	5.000%	1,400,000	1,558,228
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Maryland Health & Higher Educational Facilities Authority
Prerefunded 05/15/23 Revenue Bonds
Johns Hopkins Health System
Series 2013C
05/15/2033	5.000%	1,500,000	1,698,645
Prerefunded 07/01/22 Revenue Bonds
Carroll Hospital
Series 2012A
07/01/2027	5.000%	1,000,000	1,088,160
Prerefunded 07/01/24 Revenue Bonds
Western Maryland Health System
Series 2014
07/01/2034	5.250%	1,500,000	1,785,060
State of Maryland
Prerefunded 03/01/23 Unlimited General Obligation Bonds
Series 2015A
03/01/2027	4.000%	1,000,000	1,098,360
Total			7,228,453
Retirement Communities 4.1%
County of Baltimore
Refunding Revenue Bonds
Oak Crest Village, Inc.
Series 2016
01/01/2029	5.000%	500,000	566,915
Oak Crest Village, Inc. Facilities
Series 2020
01/01/2038	4.000%	330,000	358,908
Riverwood Village, Inc. Project
Series 2020
01/01/2036	4.000%	500,000	557,890
County of Howard
Refunding Revenue Bonds
Columbia Vantage House Corp.
Series 2017
04/01/2026	5.000%	500,000	514,440
Total			1,998,153
Single Family 1.3%
Maryland Community Development Administration
Revenue Bonds
Series 2019C
03/01/2031	5.000%	500,000	647,425
Special Non Property Tax 3.8%
Maryland Stadium Authority
Revenue Bonds
Construction and Revitalization
Series 2018
05/01/2033	5.000%	1,000,000	1,256,540

2	Columbia Maryland Intermediate Municipal Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Maryland Intermediate Municipal Bond Fund, July 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Maryland Department of Transportation
Revenue Bonds
Series 2019
10/01/2032	4.000%	500,000	599,355
Total			1,855,895
Special Property Tax 7.0%
Anne Arundel County Consolidated District
Special Tax Refunding Bonds
Villages of Dorchester & Farmington
Series 2013
07/01/2023	5.000%	225,000	254,950
07/01/2024	5.000%	500,000	565,880
City of Baltimore
Refunding Tax Allocation Bonds
Consolidated Tax Projects
Series 2015
06/15/2027	5.000%	520,000	591,646
County of Frederick
Special Tax Bonds
Urbana Community Development Authority
Series 2010A
07/01/2025	5.000%	1,505,000	1,510,583
County of Montgomery
Refunding Special Tax Bonds
West Germantown Development District
Series 2014
07/01/2025	4.000%	485,000	548,472
Total			3,471,531
State Appropriated 5.6%
Maryland Economic Development Corp.
Refunding Revenue Bonds
Department of Transportation Headquarters
Series 2010
06/01/2022	4.500%	2,000,000	2,159,260
Maryland Stadium Authority
Revenue Bonds
Series 2019C
12/15/2037	4.000%	500,000	601,735
Total			2,760,995
State General Obligation 3.9%
State of Maryland
Unlimited General Obligation Bonds
Series 2017A
08/01/2030	4.000%	500,000	609,605
State & Local Facilities Loan
Series 2018
08/01/2028	5.000%	500,000	674,205
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020A
03/15/2035	4.000%	500,000	626,925
Total			1,910,735
Transportation 5.2%
Washington Metropolitan Area Transit Authority
Refunding Revenue Bonds
Series 2017A-1
07/01/2029	5.000%	1,000,000	1,279,900
Revenue Bonds
Series 2018
07/01/2036	5.000%	500,000	622,345
Series 2020A
07/15/2038	5.000%	500,000	666,140
Total			2,568,385
Turnpike / Bridge / Toll Road 1.4%
Maryland State Transportation Authority
Revenue Bonds
Transportation FACS Projects
Series 2020
07/01/2038	5.000%	500,000	669,440
Water & Sewer 6.1%
City of Baltimore
Refunding Revenue Bonds
Water Projects
Subordinated Series 2019C
07/01/2035	4.000%	500,000	597,750
Subordinated Revenue Bonds
Series 2014A
07/01/2032	5.000%	1,000,000	1,164,340
Wastewater Project
Series 2017A
07/01/2031	5.000%	1,000,000	1,246,090
Total			3,008,180
Total Municipal Bonds (Cost $45,052,129)			48,022,108

Columbia Maryland Intermediate Municipal Bond Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Columbia Maryland Intermediate Municipal Bond Fund, July 31, 2020 (Unaudited)
Money Market Funds 2.1%
	Shares	Value ($)
Dreyfus AMT-Free Tax Exempt Cash Management Fund, Institutional Shares, 0.034%(a)	54,949	54,944
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 0.117%(a)	1,003,051	1,003,051
Total Money Market Funds (Cost $1,058,000)		1,057,995
Total Investments in Securities (Cost: $46,110,129)		49,080,103
Other Assets & Liabilities, Net		187,002
Net Assets		49,267,105
Notes to Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at July 31, 2020.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
FGIC	Financial Guaranty Insurance Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Maryland Intermediate Municipal Bond Fund | Quarterly Report 2020